Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.	Revenues by product lines

	Year ended December 31,
	2012	2011	2010
Workstations, recorders and software	$7,533	$9,060	$8,120
PillCam SB capsule	116,618	117,561	110,189
PillCam ESO capsule	269	425	539
PillCam Colon capsule	1,981	1,798	1,291
Patency capsules and scanners	906	792	666
Bravo pH monitoring products	17,677	19,746	18,603
GILA manometry and catheters	34,704	28,460	17,913
SmartPill systems and capsules	594	-	-
Services	219	113	488
	$180,501	$177,955	$157,809

F - 33

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 12 – Revenues (cont'd)

B.	Revenues by geographic areas

	Year ended December 31,
	2012	2011	2010
Americas	$115,168	$108,745	$100,501
Europe, Middle East and Africa (mainly Europe)	42,911	45,122	40,224
Asia Pacific	22,422	24,088	17,084

	$180,501	$177,955	$157,809

Most of the Company's long-lived assets are located in Israel.